Related Party Transactions (Details) - USD ($)		12 Months Ended
	Mar. 30, 2026	Dec. 31, 2025	Dec. 31, 2024	Apr. 30, 2017
Related Party Transactions [Line Items]
Percentage of outstanding capital stock		35.00%
Lease term		5 years		2 years
Rent expense		$ 288,000	$ 281,000
Accrued and unpaid rent expense		$ 1,958,400	$ 1,713,600
Capital stock outstanding trust held			8.00%
Offering price per share (in Dollars per share)		$ 1
Bridge Notes [Member]
Related Party Transactions [Line Items]
Converted into common stock (in Dollars per share)		$ 5
Accrued interest		$ 15,739,897
NLabs 2025 Notes [Member]
Related Party Transactions [Line Items]
Loan amount		$ 5,511,000
Accrues interest rate		10.00%
Issuance of common stock (in Shares)		3,239,096
Additional discount percentage		13.04%
NLabs promissory notes [Member]
Related Party Transactions [Line Items]
Loan amount		$ 18,185,000
Accrues interest rate		10.00%
Common Stock [Member]
Related Party Transactions [Line Items]
Issuance of common stock (in Shares)			25,000
Warrants purchase shares (in Shares)		33,551,486
Exercise price per share (in Dollars per share)		$ 0.503
Accrued Expenses [Member]
Related Party Transactions [Line Items]
Accrued and unpaid rent expense		$ 2,232,000	$ 1,944,000
Private Veea [Member]
Related Party Transactions [Line Items]
Rent expense		245,000	$ 244,000
Related Party [Member] | NLabs promissory notes [Member]
Related Party Transactions [Line Items]
Loan amount		$ 3,239,096
Subsequent Event [Member]
Related Party Transactions [Line Items]
Converted into common stock (in Dollars per share)	$ 100
Accrued interest	$ 16,900,000
Warrants purchase shares (in Shares)	33,551,486
Exercise price per share (in Dollars per share)	$ 0.503
Subsequent Event [Member] | NLabs 2025 Notes [Member]
Related Party Transactions [Line Items]
Accrued interest	$ 16,876,400
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Accrued and unpaid rent expense	$ 2,000,000
Series A Convertible Preferred Stock [Member] | Subsequent Event [Member] | NLabs 2025 Notes [Member]
Related Party Transactions [Line Items]
Converted into common stock (in Dollars per share)	$ 100
Accrued interest	$ 406,056.94
Series A Preferred [Member] | Subsequent Event [Member]
Related Party Transactions [Line Items]
Accrued and unpaid rent expense	$ 2,323,600
Series A Preferred [Member] | Subsequent Event [Member] | Private Veea [Member]
Related Party Transactions [Line Items]
Converted into common stock (in Dollars per share)	$ 0.0001